S000056738 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF | Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	[1]	3.54%	5.17%	(6.08%)	(0.83%)	5.00%	5.56%	1.13%

[1]	Year-to-date total return as of September 30, 2025 was 4.77%.